Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2010
Goodwill	¥1,202	¥282	¥18,536	¥7,329	¥4,452	¥44,683	¥76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,063	273	4,452	71,244	95,811
Acquired	0	0	199	21,754	10,972	1,504	34,429
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	67	0	0	6,337	6,404

Balance at March 31, 2013
Goodwill	754	282	19,329	22,066	15,424	79,085	136,940
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,329	¥22,027	¥15,424	¥79,085	¥136,644

*	Other includes foreign currency translation adjustments and certain other reclassifications.

As a result of the impairment test, the Company and its subsidiaries recognized impairment loss on goodwill of ¥173 million on the Corporate Financial Services segment during fiscal 2011 and the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2012 and 2013.

Other intangible assets at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Intangible assets not subject to amortization:
Trade names	¥18,062	¥21,714
Others	521	605

	18,583	22,319

Intangible assets subject to amortization:
Software	69,261	82,425
Customer relationships	5,552	17,054
Others	7,981	12,304

	82,794	111,783
Accumulated amortization	(49,017)	(58,384)

Net	33,777	53,399

	¥52,360	¥75,718

The aggregate amortization expenses for intangible assets are ¥7,244 million, ¥7,066 million and ¥9,680 million in fiscal 2011, 2012 and 2013, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥10,206 million in fiscal 2014, ¥8,759 million in fiscal 2015, ¥7,962 million in fiscal 2016, ¥5,814 million in fiscal 2017 and ¥3,599 million in fiscal 2018, respectively.

Intangible assets subject to amortization acquired during fiscal 2013 are ¥27,997 million. They mainly consist of software (¥12,291 million) and customer relationships due to acquisitions (¥12,107 million). The weighted average amortization period for the software and the customer relationships due to acquisitions are seven years and eight years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on intangible assets during fiscal 2011, 2012 and 2013.